UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    June 30, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.4%
Commercial Services - 2.2%
9,300	Equifax, Inc.	1,251,594
25,100	Nielsen Holdings, PLC	1,344,607

		2,596,201

Communications - 2.8%
9,400	SBA Communications Corp. *	1,054,304
43,725	Verizon Communications, Inc.	2,272,826

		3,327,130

Consumer Durables - 0.7%
10,000	Electronic Arts, Inc. *	854,000

Consumer Non-Durables - 7.4%
22,575	Estee Lauder Cos., Inc.-Class A	1,999,242
26,600	Hanesbrands, Inc.	671,650
31,450	NIKE, Inc.	1,655,842
26,300	PepsiCo, Inc.	2,860,651
17,600	Procter & Gamble Co.	1,579,600

		8,766,985

Consumer Services - 7.6%
18,100	CBS Corp.	990,794
13,900	Marriott International, Inc.	935,887
41,900	Starbucks Corp.	2,268,466
14,575	Time Warner, Inc.	1,160,316
43,500	Visa, Inc.	3,597,450

		8,952,913

Electronic Technology - 11.5%
53,175	Apple, Inc.	6,011,434
76,400	Applied Materials, Inc.	2,303,460
14,900	Broadcom, Ltd.	2,570,548
28,100	Ciena Corp. *	612,580
39,600	Intel Corp.	1,494,900
12,400	MACOM Technology Solutions Holdings, Inc. *	525,016

		13,517,938

Energy Minerals - 1.7%
3,900	Chevron Corp.	401,388
18,600	Marathon Petroleum Corp.	754,974
5,400	Occidental Petroleum Corp.	393,768
2,300	Pioneer Natural Resources Co.	426,995

		1,977,125

Finance - 4.2%
28,600	Brixmor Property Group, Inc.	794,794
5,900	Goldman Sachs Group, Inc.	951,493
20,600	JPMorgan Chase & Co.	1,371,754
24,200	Legg Mason, Inc.	810,216
34,900	Synchrony Financial	977,200

		4,905,457

Quantity	Name of Issuer	Fair Value ($)

Health Services - 2.3%
7,100	Centene Corp. *	475,416
3,500	Humana, Inc.	619,115
11,425	UnitedHealth Group, Inc.	1,599,500

		2,694,031

Health Technology - 14.5%
20,400	AbbVie, Inc.	1,286,628
4,700	Alexion Pharmaceuticals, Inc. *	575,938
6,950	Allergan, PLC *	1,600,655
13,425	Celgene Corp. *	1,403,315
29,000	Gilead Sciences, Inc.	2,294,480
9,100	Incyte Corp. *	858,039
15,300	Johnson & Johnson	1,807,389
37,500	Medtronic, PLC	3,240,000
47,800	Pfizer, Inc.	1,618,986
8,500	Thermo Fisher Scientific, Inc.	1,352,010
8,325	Zimmer Holdings, Inc.	1,082,416

		17,119,856

Industrial Services - 0.6%
9,100	Schlumberger, Ltd.	715,624

Process Industries - 1.9%
18,800	Ecolab, Inc.	2,288,336

Producer Manufacturing - 6.4%
8,850	3M Co.	1,559,635
8,500	Danaher Corp.	666,315
21,800	General Electric Co.	645,716
14,425	Honeywell International, Inc.	1,681,811
13,500	Raytheon Co.	1,837,755
11,600	United Technologies Corp.	1,178,560

		7,569,792

Retail Trade - 7.7%
800	Amazon.com, Inc. *	669,848
25,875	CVS Health Corp.	2,302,616
20,525	Home Depot, Inc.	2,641,157
18,000	Target Corp.	1,236,240
24,600	TJX Cos., Inc.	1,839,588
1,500	Ulta Salon Cosmetics & Fragrance, Inc. *	356,970

		9,046,419

Technology Services - 22.8%
15,075	Accenture, PLC	1,841,713
29,200	Adobe Systems, Inc. *	3,169,368
4,450	Alphabet, Inc. *	3,578,067
5,966	Alphabet, Inc.-Class C *	4,637,312
10,800	ANSYS, Inc. *	1,000,188
30,700	Cognizant Technology Solutions Corp. *	1,464,697
27,800	Facebook, Inc. *	3,565,906
70,600	Microsoft Corp.	4,066,560
19,500	Oracle Corp.	765,960

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

21,500	PayPal Holdings, Inc. *	880,855
1,275	priceline.com, Inc. *	1,876,150

		26,846,776

Transportation - 3.9%
11,900	Alaska Air Group, Inc.	783,734
21,615	Delta Air Lines, Inc.	850,766
6,900	FedEx Corp.	1,205,292
9,700	Union Pacific Corp.	946,041
7,100	United Parcel Service, Inc.	776,456

		4,562,289

Utilities - 0.2%
1,900	NextEra Energy, Inc.	232,408

Total Common Stocks (cost: $74,819,851)		115,973,280

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 1.7%
1,977,203	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%
Total Short-Term Securities (cost: $1,977,203)		1,977,203

Total Investments in Securities - 100.1% (cost: $76,797,054)		117,950,483
Other Assets and Liabilities, net - (0.1%)		(60,223)

Total Net Assets - 100.0%		$117,890,260

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	115,973,280	—	—	115,973,280
Short-Term Securities	1,977,203	—	—	1,977,203

Total:	117,950,483	—	—	117,950,483

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2016 is included with the Fund’s schedule of investments.

At September 30, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Large Cap Growth	$41,754,488	($601,059)	$41,153,429	$76,797,054

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 4, 2016

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	November 4, 2016